Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Trade and other payables

11. Trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2022	2023
	EUR k	EUR k
Trade payables	68,246	46,365
Miscellaneous liabilities	5,217	1,668
Total	73,463	48,033

Trade and other payables are all due within one year. The prior year was highly impacted by received invoices of raw material suppliers before December 31, 2022. Thus, during the year ended December 31, 2023, Trade and other payables decreased by EUR 25,430k. Miscellaneous liabilities consist mainly of payroll-related taxes and social security liabilities of EUR 1,496k (2022: EUR 5,027k).